Debt Financing Contractual Maturities (Details) - USD ($)	Dec. 31, 2014	Dec. 31, 2013
Debt Financing, Current Maturities	$ 84,302,554
Debt Financing, Maturities, Repayment of Principal in Year Two	24,561,861
Debt Financing, Maturities, Repayments of Principal in Year Three	36,011,702
Debt Financing, Maturities, Repayments of Principal in Year Four	2,300,657
Debt Financing, Maturities, Repayments of Principal in Year Five	37,412,465
Debt Financing, Maturities, Repayments of Principal after Year Five	160,769,761
Debt financing	$ 345,359,000	$ 257,274,000